Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2014
Other non-current assets
Other non-current assets

	December 31,
($ in millions)	2014	2013
Pledged financial assets	229	285
Derivatives (including embedded derivatives) (see Note 5)	189	128
Investments	65	72
Restricted cash	64	95
Loans granted (see Note 6)	41	54
Other	139	124

Total	727	758